SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred revenue, beginning	$ 131,794	$ 219,068
Customer payments received attributable to contract liabilities for unearned revenue	19,984	158,711
Revenue recognized from fulfilling contract liabilities	130,212	245,985
Deferred revenue, ending	$ 21,566	$ 131,794